UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar year or Quarter Ended: 09/30/2007

Check here if Amendment		[ X ]		Amendment Number:	1

This Amendment			[ X ]		is a restatement
				[  ]		adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		Harbor Advisory Corporation
Address:		500 Market Street Suite 11
		Portsmouth, NH 03801

13F File Number:	028-05259

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

Name: 	John J. DeGan
Title:	Chief Compliance Officer
Phone:	603-431-5740
Signature, Place, and Date of Signing:

John J. DeGan		Portsmouth, New Hampshire		07/27/2011

Report Type		(check only one)
			[ X ]		13F Holdings Report
			[  ]		13F Notice
			[  ]		13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		45
Form 13F Information Table Value Total:		$ 92,326

List of Other Included Managers:
NONE
inftable.txt

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NEWCASTLE INVESTMENT CORP                       65105m108     1849   104930 SH       SOLE                   104930
VANGUARD TOTAL STK MKT         EF               922908769      711     4703 SH       SOLE                     4703
3M COMPANY                     COM              88579y101     2841    30355 SH       SOLE                    30355
ABBOTT LABORATORIES            COM              002824100     2184    40730 SH       SOLE                    40730
AIR PRODUCTS AND CHEMICAL INC. COM              009158106     1627    16640 SH       SOLE                    16640
AMERICAN EXPRESS CO.           COM              025816109      880    14830 SH       SOLE                    14830
AMERICAN INTERNATNL GROUP INC. COM              026874107      236     3486 SH       SOLE                     3486
ANADARKO PETROLEUM CORP.       COM              032511107     3156    58715 SH       SOLE                    58715
ASML HOLDING NV                COM              N07059111     2173    66130 SH       SOLE                    66130
BANK OF AMERICA CORP.          COM              060505104     3056    60784 SH       SOLE                    60784
BERKSHIRE HATHAWAY CL B        COM              084670207     3790      959 SH       SOLE                      959
BIOMED REALTY TRUST INC.       COM              09063h107      480    19925 SH       SOLE                    19925
BP PLC SPON ADR                COM              055622104     1145    16516 SH       SOLE                    16516
CATERPILLAR INC.               COM              149123101     1936    24680 SH       SOLE                    24680
CHEVRON CORPORATION            COM              166764100      485     5178 SH       SOLE                     5178
CISCO SYSTEMS, INC.            COM              17275R102     2596    78352 SH       SOLE                    78352
CITIGROUP INC.                 COM              172967101     2661    57024 SH       SOLE                    57024
COCA COLA CO.                  COM              191216100      236     4113 SH       SOLE                     4113
DUKE REALTY CORP NEW           COM              264411505     2183    64575 SH       SOLE                    64575
EMERSON ELECTRIC CO.           COM              291011104     2384    44790 SH       SOLE                    44790
EXXON MOBIL CORP.              COM              30231G102     4254    45961 SH       SOLE                    45961
GENERAL ELECTRIC CO.           COM              369604103     4807   116115 SH       SOLE                   116115
INTERNATIONAL BUSINESS MACHINE COM              459200101      214     1819 SH       SOLE                     1819
JOHNSON & JOHNSON              COM              478160104     2960    45051 SH       SOLE                    45051
JPMORGAN CHASE & CO.           COM              46625h100      342     7465 SH       SOLE                     7465
MEDTRONIC INC.                 COM              585055106     3214    56980 SH       SOLE                    56980
MERRILL LYNCH & CO.            COM              590188108      665     9325 SH       SOLE                     9325
MICROSOFT CORP.                COM              594918104      980    33275 SH       SOLE                    33275
MSCI EMERGING MKTS INDEX FUND  COM              464287234     4066    27208 SH       SOLE                    27208
NESTLE SPON ADR REPSTG REG SH  COM              641069406      385     3441 SH       SOLE                     3441
PEABODY ENERGY CORP.           COM              704549104     2774    57940 SH       SOLE                    57940
PEPSICO INC.                   COM              713448108     2702    36885 SH       SOLE                    36885
PLUM CREEK TIMBER CO. INC.     COM              729251108     3603    80500 SH       SOLE                    80500
PROCTOR GAMBLE CO.             COM              742718109     3406    48426 SH       SOLE                    48426
ROYAL DUTCH SHELL PLC ADR A    COM              780259206     1047    12735 SH       SOLE                    12735
SPDR DJ WILSHIRE INTL.         COM              863308839     3050    47474 SH       SOLE                    47474
SUNPOWER CORPORATION           COM              867652109      329     3975 SH       SOLE                     3975
SYSCO CORPORATION              COM              871829107     1794    50415 SH       SOLE                    50415
USG CORP.                      COM              903293405     1601    42635 SH       SOLE                    42635
VANGUARD EUROPEAN              COM              922042874     3554    45443 SH       SOLE                    45443
VANGUARD PACIFIC               COM              922042866     3417    46905 SH       SOLE                    46905
VARIAN MEDICAL SYSTEMS, INC.   COM              92220p105     2257    53875 SH       SOLE                    53875
WALGREEN COMPANY               COM              931422109     2602    55090 SH       SOLE                    55090
WRIGLEY WILLIAM JUNIOR CO.     COM              982526105      244     3795 SH       SOLE                     3795
ZIMMER HOLDINGS, INC.          COM              98956p102     1450    17909 SH       SOLE                    17909